Fair Value Information on Financial Instruments - Summary of Convertible Bonds (Detail) - TWD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Convertible bonds	$ 12,015,229	$ 12,712,651
At fair value [member] | Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Convertible bonds	$ 12,007,468	$ 12,841,188